Document And Entity Information	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	BancFirst Corporation
Entity Central Index Key	0000760498
Entity Emerging Growth Company	false
Entity File Number	0-14384
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-1221379
Entity Address, Address Line One	100 N. Broadway Ave.
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73102-8405
City Area Code	405
Local Phone Number	270-1086
Entity Information, Former Legal or Registered Name	None
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value Per Share
Trading Symbol	BANF
Security Exchange Name	NASDAQ